Note 3 - Liquidity and Summary of Significant Accounting Policies - Anti-dilutive Securities Excluded From the Computation of Diluted Earnings (Loss) Per Share (Details) - shares	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Anti-dilutive Securities (in shares)		1,265,000
Employee Stock Option [Member] | Predecessor [Member]
Anti-dilutive Securities (in shares)	9,173,119		11,069,166
Warrant [Member]
Anti-dilutive Securities (in shares)		6,180,000
Warrant [Member] | Predecessor [Member]
Anti-dilutive Securities (in shares)	113,629,178		116,034,682
Convertible Debt Securities [Member]
Anti-dilutive Securities (in shares)
Convertible Debt Securities [Member] | Predecessor [Member]
Anti-dilutive Securities (in shares)			73,342,730